Indemnification assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Indemnification asset, beginning balance	€ 73.8	€ 65.5
Indemnification Assets Recognised As Of Acquisition Date		0.0
Remeasurement of indemnification assets	0.0	10.4
Reclassified from Other receivables	(0.5)	0.0
Release of indemnified provision	0.0	(2.1)
Indemnification asset, ending balance	79.4	73.8
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification Assets Recognised As Of Acquisition Date	6.1
Indemnification asset, ending balance	0.0
Findus
Disclosure of detailed information about business combination [line items]
Indemnification asset, beginning balance	73.8
Indemnification asset, ending balance	€ 73.8	€ 73.8